Trade and other receivables - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	2.50%	1.60%	1.60%
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Bad debt expenses	£ 29.2	£ 12.3	£ 25.8
Overdue for more than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of the asset aged or overdue for creating additional provison for losses	100.00%
Overdue for 6 months or more and for less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of the asset aged or overdue for creating additional provison for losses	50.00%